Revenue by segment	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Revenue by segment

Note 13 – Revenue by segment

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280 as follow:

1.	Swim fees
2.	Sales of merchandise
3.	Pickleball

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit, as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

	For the Six Months Ended June 30, 2025
	Swim fees	Sales of merchandise	Pickleball	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	2,158	4	-	2,162
Gross profit (loss)	628	(4)	-	624

	For the Six Months Ended June 30, 2026
	Swim fees	Sales of merchandise	Pickleball		Total
	S$’000	S$’000	S$’000		S$’000
Revenue	2,038	4	3		2,045
Gross profit (loss)	484	(38)	-	*	446

-*	Below S$1,000

Revenue by Geographic Segment

	For the Six Months Ended June 30,
	2025	2026
	S$’000	S$’000
Singapore	2,162	2,015
Dubai	-	30
	2,162	2,045